Goodwill And Other Intangible Assets	9 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Intangible Assets

4. Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in purchase business combinations. The Company had total goodwill of approximately $69.6 million at September 30, 2011 and December 31, 2010.

At September 30, 2011, approximately $26.2 million, $19.2 million, $21.6 million and $2.6 million of goodwill was assigned to the pet food and specialty packaging segment, the consumer food and specialty packaging segment, the performance packaging segment and the coated products segment, respectively, which are aligned with the Company's four reporting units. Goodwill, with the exception of approximately $3.3 million and $1.9 million assigned to the Company's consumer food and specialty packaging and coated products segments, respectively, is not deductible for tax purposes.

The Company's other intangible assets are summarized as follows:

(in thousands of dollars)	September 30, 2011	December 31, 2010
Intangible assets
Definite-lived intangible assets:
Customer lists (amortized over 10-21 years)	$43,281	$43,276
Patents (amortized over 2-15 years)	7,163	7,163
Trademarks and tradenames (amortized over 20 years)	2,621	2,618

	53,065	53,057
Accumulated amortization	(13,933)	(11,073)

Net definite-lived intangible assets	39,132	41,984
Indefinite-lived intangible assets—trademarks and trade names	51,000	51,000

Net intangible assets	$90,132	$92,984

The increase in gross intangible assets during the nine months ended September 30, 2011 was due solely to the change in the exchange rate between the United States dollar and the British pound during the period. Amortization expense for definite-lived intangible assets for the three months ended September 30, 2011 and 2010 was approximately $948,000 and $806,000, respectively, and for the nine months ended September 30, 2011 and 2010 was approximately $2.9 million and $1.8 million, respectively. Estimated future annual amortization for definite-lived customer lists, patents and trademarks and trade names is approximately $947,000 for the remainder of 2011, approximately $3.8 million for each of the years 2012 through 2014 and approximately $3.5 million for 2015.